Related Party Transactions (Consolidated Balance Sheet Line Items Of Related Party) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 01, 2013	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Due from related parties		$ 1,672		$ 1,227
Rio Tinto [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents	274,200	970,591	[1]
Due from related parties		496
Payable to related parties:
Management services payment		(91,175)	[2]	(56,783)	[2]
Cost recoveries		(94,226)	[3]	(26,026)	[3]
Interest payable on long-term debt (Note 13)		(25,105)		(4,507)
Interim funding facility (Note 13 (a))		(1,799,004)		(400,655)
Due from (to) Related Parties		$ (1,038,423)		$ (487,971)

[1]	Cash and cash equivalents at December 31, 2012 included two deposits with Rio Tinto totalling $970.6 million (December 31, 2011 - $nil) that earn interest at LIBOR plus 3.25% and are required to be repaid, in whole or in part, to the Company on demand.
[2]	In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, and other related agreements, Turquoise Hill is required to pay a management services payment to Rio Tinto equal to 1.5% of all capital costs and operating costs incurred by Oyu Tolgoi from March 31, 2010 until the Oyu Tolgoi mine achieves certain production milestones. Thereafter, the 1.5% factor increases to 3.0%.
[3]	Rio Tinto recovers the costs of providing general corporate support services and mine management services to Turquoise Hill. Mine management services are provided by Rio Tinto in its capacity as the manager of the Oyu Tolgoi mine.